Geographic Area Data Reconciled to Consolidated (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 16,355.2	$ 10,292.9	$ 8,086.5
Property, plant and equipment, net	1,973.3	1,673.7	1,757.7
Equipment on operating leases, net	2,389.8	2,019.3	2,017.0
United States
Segment Reporting Information [Line Items]
Revenues	7,389.8	4,195.8	3,594.4
Property, plant and equipment, net	1,059.1	846.4	814.6
Equipment on operating leases, net	871.2	666.9	686.6
Europe
Segment Reporting Information [Line Items]
Revenues	5,104.0	3,472.3	2,828.3
Other Countries
Segment Reporting Information [Line Items]
Revenues	3,861.4	2,624.8	1,663.8
Property, plant and equipment, net	447.1	445.7	490.3
Equipment on operating leases, net	793.2	633.5	618.0
NETHERLANDS
Segment Reporting Information [Line Items]
Property, plant and equipment, net	467.1	381.6	452.8
UNITED KINGDOM
Segment Reporting Information [Line Items]
Equipment on operating leases, net	374.8	384.9	349.7
GERMANY
Segment Reporting Information [Line Items]
Equipment on operating leases, net	$ 350.6	$ 334.0	$ 362.7